UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 82.1%
DIVERSIFIED 10.9%
British Land Co., PLC (United Kingdom)	47,100	$1,129,415
Colonial Properties Trust	76,200	2,613,660
Entertainment Properties Trust	20,500	1,041,400
iStar Financial	57,000	1,937,430
Unibail-Rodamco (France)	6,800	1,750,114
Vornado Realty Trust	84,300	9,218,205
		17,690,224
HEALTH CARE 14.4%
HCP	148,600	4,929,062
Health Care REIT	27,600	1,221,024
Nationwide Health Properties	157,300	4,739,449
Omega Healthcare Investors	52,100	809,113
Senior Housing Properties Trust	135,228	2,983,130
Ventas	211,649	8,762,268
		23,444,046
HOTEL 3.5%
DiamondRock Hospitality Co.	99,100	1,725,331
Hospitality Properties Trust	51,700	2,101,605
Strategic Hotels & Resorts	86,700	1,785,153
		5,612,089
INDUSTRIAL 1.9%
DCT Industrial Trust	120,500	1,261,635
ING Industrial Fund (Australia)	419,302	1,052,952
ProLogis European Properties (Netherlands)	48,400	817,839
		3,132,426
MORTGAGE 0.9%
Annaly Capital Management	36,255	577,542
Newcastle Investment Corp.	53,116	935,904
		1,513,446

	Number
	of Shares	Value

OFFICE 16.0%
BioMed Realty Trust	67,957	$1,637,764
Boston Properties	63,900	6,639,210
Brandywine Realty Trust	184,885	4,679,439
Derwent London PLC (United Kingdom)	33,300	1,141,888
HRPT Properties Trust	79,800	789,222
ING Office Fund (Australia)	662,257	1,046,024
Kilroy Realty Corp.	27,000	1,637,010
Mack-Cali Realty Corp.	131,100	5,388,210
Maguire Properties	99,100	2,559,753
Mapeley Ltd. (United Kingdom)	10,100	436,023
		25,954,543
OFFICE/INDUSTRIAL 4.7%
EastGroup Properties	18,500	837,310
First Potomac Realty Trust	35,129	765,812
Liberty Property Trust	129,200	5,195,132
Parkway Properties	20,300	896,042
		7,694,296
RESIDENTIAL—APARTMENT 15.5%
American Campus Communities	48,969	1,434,302
Apartment Investment & Management Co.	56,000	2,527,280
AvalonBay Communities	59,400	7,012,764
Camden Property Trust	53,500	3,437,375
Education Realty Trust	92,100	1,243,350
Home Properties	81,800	4,268,324
Mid-America Apartment Communities	41,100	2,048,835
UDR	135,700	3,300,224
		25,272,454
SELF STORAGE 2.5%
Extra Space Storage	104,800	1,612,872
Sovran Self Storage	33,400	1,531,056

	Number
	of Shares	Value

U-Store-It Trust	68,100	$898,920
		4,042,848
SHOPPING CENTER 11.8%
COMMUNITY CENTER 4.9%
Cedar Shopping Centers	90,200	1,228,524
Developers Diversified Realty Corp.	75,300	4,207,011
Inland Real Estate Corp.	55,300	856,597
Urstadt Biddle Properties—Class A	102,700	1,588,769
		7,880,901
REGIONAL MALL 6.9%
Glimcher Realty Trust	91,200	2,143,200
Macerich Co.	104,500	9,152,110
		11,295,310
TOTAL SHOPPING CENTER		19,176,211
TOTAL COMMON STOCK
(Identified cost—$85,473,823)		133,532,583
PREFERRED SECURITIES—$25 PAR VALUE 14.9%
DIVERSIFIED 1.2%
Colonial Properties Trust, 8.125%, Series D	14,600	370,694
Digital Realty Trust, 8.50%, Series A	10,700	273,492
Digital Realty Trust, 7.875%, Series B	13,200	320,760
iStar Financial, 7.875%, Series E	25,000	578,500
Lexington Realty Trust, 7.55%, Series D	16,500	385,605
		1,929,051
HEALTH CARE 4.0%
Health Care REIT, 7.625%, Series F	24,100	595,752
Health Care REIT, 7.50%, Series G	38,800	1,222,200
Nationwide Health Properties, 7.677%, Series A ($100 par value)	47,000	4,690,600
		6,508,552

	Number
	of Shares	Value

HOTEL 1.3%
Ashford Hospitality Trust, 8.45%, Series D	15,000	$349,500
Hospitality Properties Trust, 7.00%, Series C	16,000	348,000
LaSalle Hotel Properties, 7.25%, Series G	10,900	242,089
Strategic Hotels & Resorts, 8.25%, Series C	32,500	770,250
Sunstone Hotel Investors, 8.00%, Series A	19,100	451,715
		2,161,554
INDUSTRIAL 0.2%
EastGroup Properties, 7.95%, Series D	9,100	226,863
MORTGAGE 0.3%
Anthracite Capital, 8.25%, Series D	12,300	247,107
NorthStar Realty Finance Corp., 8.25%, Series B	15,000	300,000
		547,107
OFFICE 0.8%
BioMed Realty Trust, 7.375%, Series A	32,800	762,600
Brandywine Realty Trust, 7.50%, Series C	5,928	142,687
SL Green Realty Corp., 7.625%, Series C	15,000	366,750
		1,272,037
OFFICE/INDUSTRIAL 0.5%
PS Business Parks, 6.70%, Series P	37,100	803,215
RESIDENTIAL—APARTMENT 2.9%
Apartment Investment & Management Co., 9.375%, Series G	113,200	2,858,300
Apartment Investment & Management Co., 7.75%, Series U	60,000	1,479,000
Mid-America Apartment Communities, 8.30%, Series H	17,300	432,500
		4,769,800
SELF STORAGE 1.1%
Public Storage, 7.25%, Series I	29,700	729,729
Public Storage, 7.25%, Series K	36,300	885,720
Public Storage, 6.625%, Series M	6,800	150,620
		1,766,069

	Number
	of Shares	Value

SHOPPING CENTER 2.6%
COMMUNITY CENTER 1.2%
Cedar Shopping Centers, 8.875%, Series A	10,000	$252,600
Regency Centers Corp., 7.45%, Series C	31,500	770,175
Saul Centers, 8.00%, Series A	18,700	458,337
Urstadt Biddle Properties, 8.50%, Series C ($100 par value) (a)	4,000	438,000
Weingarten Realty Investors, 6.50%, Series F	1,375	30,373
		1,949,485
REGIONAL MALL 1.4%
CBL & Associates Properties, 7.75%, Series C	25,000	618,750
Glimcher Realty Trust, 8.125%, Series G	16,000	376,320
Simon Property Group, 8.375%, Series J ($50 par value) (a)	10,817	638,203
Taubman Centers, 7.625%, Series H	25,900	631,701
		2,264,974
TOTAL SHOPPING CENTER		4,214,459
TOTAL PREFERRED SECURITIES—$25 PAR VALUE
(Identified cost—$23,476,766)		24,198,707
PREFERRED SECURITIES—CAPITAL SECURITIES OFFICE 1.1%
Highwoods Properties, 8.625%, Series A (a)
(Identified cost—$1,804,000)	2,000	1,830,000

	Principal
	Amount
COMMERCIAL PAPER 1.6%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07
(Identified cost—$2,572,000)	$2,572,000	2,572,000

		Value
TOTAL INVESTMENTS (Identified cost—$113,326,589)	99.7%	$162,133,290

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%	469,552

NET ASSETS (Equivalent to $17.58 per share based on 9,249,159 shares of common stock outstanding)	100.0%	$162,602,842

Glossary of Portfolio Abbreviation

REIT                Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Illiquid Security. Aggregate holdings equal 1.8% of net assets.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$113,326,589

Gross unrealized appreciation	$52,038,999
Gross unrealized depreciation	(3,232,298)
Net unrealized appreciation	$48,806,701

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007